Net interest income (Tables)	12 Months Ended
Dec. 31, 2017
Net interest income
Schedule of net interest income

	2017	2016	2015
	£m	£m	£m
Loans and advances to customers	5,866	5,282	5,132
Loans and advances to banks	393	496	649
Debt securities	12	6	11

Interest receivable (1)	6,271	5,784	5,792

Customer accounts: demand deposits	123	266	405
Customer accounts: savings deposits	217	226	272
Customer accounts: other time deposits	78	196	278
Balances with banks	144	83	53
Debt securities in issue	5	—	—
Subordinated liabilities	218	234	243
Internal funding of trading businesses	5	7	2

Interest payable (1)	790	1,012	1,253

Net interest income	5,481	4,772	4,539

Notes:

(1)	Negative interest on loans and advances is classed as interest payable and on customer deposits is classed as interest receivable.